Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accrued liabilities [Abstract]
Renewable identification numbers	$ 486	$ 340
Payroll and benefits	424	539
Operating lease liabilities	344	336
Income taxes	242	402
Taxes other than income taxes	208	211
Interest	168	145
Contract liabilities	167	169
Product sales rebates	163	178
Financial derivatives	31	3
Other	163	248
Total accrued liabilities	$ 2,396	$ 2,571